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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL	60532

(Address of principal executive offices)	(Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder, Price, Kaufman, & Kammholz, P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders Follows.

Trustees and Officers James D. Oberweis Trustee Gary D. McDaniel Trustee James W. Oberweis President

David I. Covas Vice President Eric V. Hannemann Secretary

Katherine Smith Dedrick Trustee James G. Schmidt Trustee Patrick B. Joyce Executive Vice President Treasurer Martin L. Yokosawa Senior Vice President

Manager and Investment Advisor Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532 1-800-323-6166 www.oberweisfunds.com Distributor Oberweis Securities, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532 1-630-577-2300 www.oberweisfunds.com Custodian UMB Bank, n.a.

928 Grand Blvd., Kansas City, MO 64106 Transfer Agent UMB Fund Services, Inc.

P.O. Box 711 Milwaukee, WI 53201-0711 1-800-245-7311 Counsel Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street, Chicago, IL 60601

The Oberweis Funds

Emerging Growth Fund Micro-Cap Fund Mid-Cap Fund China Opportunities Fund 1-800-245-7311 www.oberweisfunds.com

Semi-Annual Report Unaudited June 30, 2006 1-800-245-7311 www.oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder:

I am pleased to report results of The Oberweis Funds for the first half of 2006. The China Opportunities Fund performed exceptionally well, appreciating 37.94%. For comparison, the MSCI China Index gained 23.80% in the same period. The Mid-Cap Fund also had a strong first half, gaining 8.54% versus 4.98% for the benchmark Russell 2500 Growth Index. Although we believe the Micro-Cap and Emerging Growth Funds have respectable long-term track records, these two funds experienced a challenging first half, with returns of -5.55% and -0.11%, respectively. This compares to a return of 6.07% for the Russell 2000 Growth Index.

The Micro-Cap and Emerging Growth Funds focus primarily on U.S. high-growth micro-cap and small-cap companies. Both funds tend to have significant investment in smaller, rapidly growing technology and healthcare companies. Although we believe that these two sectors offer some of the most attractive opportunities for long-term growth, technology and healthcare stocks performed poorly over the last six months. While we are never satisfied with a negative return for any of our funds, we expect that the investment style of a particular fund may occasionally temporarily fall out of favor. Although there can be no guarantee, over longer periods of time these style cycles have historically tended to average out and the longer term return to shareholders has been quite favorable. Indeed, over the past ten years, both the Micro-Cap and Emerging Growth Funds have outperformed the benchmark Russell 2000 Growth Index. It is our belief that patience yields investing results. We remain committed to our philosophy of investing in rapidly growing companies in the expansion phase of their life cycle, as our experience has shown that investing in these companies offers the opportunity for superior investment performance over the long-term. In our opinion, the correction in U.S. small-cap growth stocks has created many new investment opportunities for the Micro-Cap and Emerging Growth Funds, as stock valuations within each of their respective investment universes appear to be below average.

With respect to current valuations, the average forward P/E ratio at the end of the first half was 25.7 times for the Micro-Cap Fund, 21.3 times for the Emerging Growth Fund, 22.2 times for the Mid-Cap Fund, and 18.8 times for the China Opportunities Fund. As of 6/30/06, the weighted average market capitalization for the Micro-Cap, Emerging Growth, Mid-Cap and China Opportunities Funds, respectively, was $274 million, $1.01 billion, $1.96 billion, and $1.53 billion.

The Micro-Cap Fund is currently closed to new shareholders, but it remains open to existing shareholders. The Emerging Growth Fund, Mid-Cap Fund, and China Opportunities Fund all remain open. Shares may be purchased directly through The Oberweis Funds or through one of our many brokerage firm partners. If you have any questions about your account, please contact shareholder services at (800) 245-7311. You may also download a prospectus and purchase shares online at www.oberweisfunds.com. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA

President & Portfolio Manager

Average Annual Total Returns

as of 6/30/06

Fund Name	1 Year	5 Year	10 Year or Life of Fund*
Emerging Growth Fund	+8.21%	+4.95%	+5.48%
Micro-Cap Fund	+10.24%	+14.21%	+10.05%
Mid-Cap Fund	+22.41%	+0.18%	+7.06	%*
China Opportunities Fund	N/A	N/A	+48.70	%*

*	Life of Fund returns are from commencement of operations on 09/15/96 for the Mid-Cap Fund and 10/1/05 for the China Opportunities Fund. Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the funds can achieve their objectives.

Please consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The prospectus contains this and other important information about the Funds. To obtain a copy of the prospectus please visit our website at www.oberweisfunds.com or call 800-323-6166. Please read it carefully before investing or sending money.

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semi-annual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Oberweis Emerging Growth Fund

Asset Allocation
Common Stocks	98.4%
Convertible Preferred	1.4%
Warrants	0.0%
Other Assets in excess of Liabilities	0.2%

100.0%

Top Holdings
Focus Media Hldg. Ltd.	3.9%
Ceradyne, Inc.	3.9%
Carrizo Oil & Gas, Inc.	2.8%
aQuantive, Inc.	2.4%
Dril-Quip, Inc.	2.1%
Trident Microsystems, Inc.	2.1%
LCA-Vision, Inc.	2.1%
Adams Respiratory Therapeutics, Inc.	2.0%
A.S.V., Inc.	1.9%
Kyphon, Inc.	1.7%
Other Holdings	75.1%

100.0%

Top Industries
Consumer Discretionary - Advertising Agency	8.9%
Technology - Computer Services Software & Systems	8.7%
Other Energy - Oil Crude Producer	8.0%
Health Care - Drugs & Pharmaceuticals	7.3%
Technology - Communication Technology	5.2%
Materials & Production - Misc. Materials & Commodities	4.4%
Health Care - Medical & Dental Services	3.9%
Consumer Discretionary - Service Commercial	3.8%
Other Energy - Machine Oilwell Equipment	3.4%
Health Care - Facilities	3.2%
Other Industries	43.2%

100.0%

Oberweis Micro-Cap Fund

Asset Allocation
Common Stocks	97.7%
Convertible Preferred	2.0%
Warrants	0.0%
Other Assets in excess of Liabilities	0.3%

100.0%

Top Holdings
Kenexa Corp.	4.2%
Perficient, Inc.	2.8%
Cybersource Corp.	2.8%
I.D. Systems, Inc.	2.6%
Aldila, Inc.	2.5%
Medifast, Inc.	2.4%
Metretek Technologies, Inc.	2.3%
GMX Resources, Inc.	2.3%
Fuel Tech N.V.	2.2%
Vasco Data Security International, Inc.	2.2%
Other Holdings	73.7%

100.0%

Top Industries
Technology - Computer Service Software & System	16.7%
Consumer Discretionary - Misc.	7.2%
Other Energy - Oil Crude Producer	6.4%
Technology - Computer Technology	4.8%
Consumer Discretionary - Service Commercial	4.4%
Producer Durables - Electronics	4.4%
Health Care - Electronic Medical Systems	4.3%
Producer Durables - Misc.	3.8%
Health Care - Medical & Dental	3.6%
Technology - Communication	3.1%
Other Industries	41.3%

100.0%

Oberweis Mid-Cap Fund

Asset Allocation
Common Stocks	99.7%
Other Assets in excess of Liabilities	0.3%

100.0%

Top Holdings
Focus Media Hldg. Ltd.	3.4%
Wellcare Health Plans, Inc.	3.2%
Oceaneering International Ltd.	3.1%
Ceradyne, Inc.	3.0%
J2 Global Communications, Inc.	2.9%
Dril-Quip, Inc.	2.4%
Panera Bread Co.	2.4%
Intuitive Surgical, Inc.	2.4%
Baidu.com, Inc.	2.2%
Aspreva Pharmaceuticals Corp.	2.2%
Other Holdings	72.8%

100.0%

Top Industries
Other Energy - Machine Oilwell	10.9%
Technology - Electronics Semi-Conductors	7.3%
Consumer Discretionary - Advertising Agency	6.7%
Technology - Computer Service Software & Systems	6.6%
Technology - Communication Technology	5.8%
Health Care - Medical & Dental Instruments / Supplies	4.9%
Health Care - Management Services	4.5%
Health Care - Electrical Medical Systems	4.3%
Health Care - Drugs & Pharmaceuticals	4.0%
Heatlh Care - Facilities	3.8%
Other Industries	41.2%

100.0%

Oberweis China Opportunities Fund

Asset Allocation
Common Stocks	93.9%
Commerical Paper	5.2%
Other Assets in excess of Liabilities	0.9%

100.0%

Top Holdings
Baidu.com, Inc.	5.6%
Focus Media Hldg. Ltd. ADR	4.8%
Nine Dragons Paper Holdings Ltd.	3.4%
Raffles Education Corp. Ltd.	3.1%
Lee & Man Paper Manufacturing Ltd.	2.9%
Ezra Holdings, Ltd.	2.8%
Century Sunshine Ecological Technology Ltd.	2.7%
Fu Ji Food & Catering Services Holding Ltd.	2.7%
China Infrastructure	2.6%
Guangzhou R&F Properties Co. Ltd.	2.5%
Other Holdings	66.9%

100.0%

Top Industries
Basic Materials - Paper & Related Products	6.4%
Communications - Internet Content Information	5.6%
Financials - Real Estate Operations/ Development	5.1%
Communications - Advertising Sales	4.8%
Industrial Power Conversion/Supply Equipment	4.0%
Communications - Web Portals / ISP	3.9%
Consumer Non-Cyclical - Food Misc/ Diversified	3.7%
Basic Materials - Agriculture Chemicals	3.3%
Consumer Non-Cyclical Schools	3.1%
Industrial - Transport - Marine	2.8%
Other Industries	57.3%

100.0%

OBERWEIS EMERGING GROWTH FUND

Portfolio of Investments (Unaudited)

June 30, 2006 (value in thousands)

Shares	Company (Closing Price)	Value
	COMMON STOCK - 98.4%

	Auto & Transportation - Air Transportation - 1.1%
58,000	Ladish Co., Inc.@ 37.47	$2,173

	Consumer Discretionary - Advertising Agency - 8.9%
191,274	aQuantive, Inc. @ 25.33	4,845
119,600	Focus Media Hldg. Ltd. @ 65.16	7,793
89,550	inVentiv Health, Inc. @ 28.78	2,577
162,800	ValueClick, Inc. @ 15.35	2,499

		17,714

	Consumer Disretionary - Casinos & Gambling - 0.9%
55,600	Shuffle Master, Inc.@ 32.78	1,823

	Consumer Discretionary - Commercial Information Service - 1.1%
117,194	Lecg Corp. @ 18.47	2,165

	Consumer Discretionary - Consumer Electronics - 1.3%
65,500	Directed Electronics, Inc.@ 13.12	859
139,300	WebSideStory, Inc. @ 12.20	1,699

		2,558

	Consumer Discretionary - Consumer Products - 0.5%
24,000	Citi Trends, Inc.@ 42.69	1,025

	Consumer Discretionary - Cosmetics - 0.2%
35,196	Parlux Fragrances, Inc. @ 9.69	341

	Consumer Discretionary - Retail - 2.6%
64,449	Stamps.com, Inc.@ 27.82	1,793
73,567	Volcom, Inc. @ 31.99	2,353
25,700	Zumiez, Inc. @ 37.57	966

		5,112

	Consumer Discretionary - Service Commercial - 3.8%
43,165	CRA International, Inc. @ 45.14	1,948
41,792	*Ctrip.com International Ltd. @ 51.05	2,134
75,600	G-Market, Inc.@ 15.37	1,162
73,700	Kenexa Corp. @ 31.85	2,347

		7,591

	Consumer Discretionary - Shoes - 2.0%
57,001	Crocs, Inc.@ 25.15	1,434
89,800	Iconix Brand Group, Inc. @ 16.34	1,467
37,350	Steven Madden Ltd.@ 29.62	1,106

		4,007

	Consumer Discretionary - Wholesale - 1.5%
121,650	Central European Distribution Corp. @ 25.16	3,061

	Financial Services - Diverse - 1.2%
64,868	Euronet Worldwide, Inc. @ 38.37	2,489

	Financial Services - Financial Data Product Services - 1.2%
21,500	Open Solutions, Inc. @ 26.61	572
137,400	Tradestation Group, Inc. @ 12.67	1,741

		2,313

	Financial Services - Insurance - 1.5%
95,800	HealthExtras, Inc. @ 30.22	2,895

	Health Care - Biotechnology - 2.4%
96,131	Adeza Biomedical Corp. @ 14.02	1,348
79,324	ArthroCare Corp. @ 42.01	3,332

		4,680

	Health Care - Drugs & Pharmaceuticals - 7.3%
88,200	Adams Respiratory Therapeutics, Inc. @ 44.62	3,935
176,400	Aspreva Pharmaceuticals Corp. @ 27.14	4,788
46,698	Kos Pharmaceuticals, Inc. @ 37.62	1,757
17,682	Quidel Corp. @ 9.50	168
135,369	Salix Pharmaceuticals Ltd. @ 12.30	1,665
100,367	Sciele Pharma, Inc. @ 23.19	2,328

		14,641

	Health Care - Electronic Medical Systems - 2.9%
62,671	Aspect Medical Systems, Inc. @ 17.44	1,093
114,414	IntraLase Corp. @ 16.74	1,915
56,200	Natus Medical, Inc.@ 9.89	556
102,253	Syneron Medical Ltd. @ 20.88	2,135

		5,699

	Health Care - Facilities - 3.2%
42,166	Healthways, Inc. @ 52.64	2,220
77,505	*LCA-Vision, Inc. @ 52.91	4,101

		6,321

	Health Care - Management Services - 3.0%
50,300	Allscripts Healthcare, Inc.@ 17.55	883
75,119	Centene Corp. @ 23.53	1,768
133,300	Healthspring, Inc. @ 18.75	2,499
35,700	Vital Images, Inc.@ 24.70	882

		6,032

See accompanying notes to financial statements.

OBERWEIS EMERGING GROWTH FUND

Portfolio of Investments (Unaudited) (cont’d.)

Shares	Company (Closing Price)	Value
	Health Care - Medical & Dental Services - 3.9%
61,000	Abaxis, Inc. @ 22.37	$1,365
14,388	American Science & Engineering, Inc. @ 57.92	833
89,600	Kyphon, Inc. @ 38.36	3,437
47,300	Palomar Medical Technologies, Inc. @ 45.63	2,158

		7,793

	Health Care - Services - 0.6%
63,000	Nighthawk Radiology Holdings, Inc. @ 17.94	1,130

	Materials & Production - Building Materials - 1.0%
66,800	Zoltek Companies, Inc.@ 29.89	1,997

	Materials & Production - Misc. Materials &Commodities - 4.4%
155,650	Ceradyne, Inc. @ 49.49	7,703
96,239	*Charles & Colvard Ltd. @ 10.53	1,013

		8,716

	Other Energy - Machine Oilwell Equipment - 3.4%
51,800	Dril Quip, Inc. @ 82.44	4,270
41,200	*Lufkin Industries, Inc. @ 59.43	2,449

		6,719

	Other Energy - Misc. - 1.5%
56,775	Veritas DGC, Inc. @ 51.58	2,928

	Other Energy - Offshore Drilling - 1.2%
68,625	Hercules Offshore, Inc. @ 35.00	2,402

	Other Energy - Oil Crude Producer - 8.0%
73,891	ATP Oil & Gas Corp. @ 41.93	3,098
124,100	Bronco Drilling Company, Inc. @ 20.89	2,592
178,143	Carrizo Oil & Gas, Inc. @ 31.31	5,578
209,600	Petrohawk Energy Corp. @ 12.60	2,641
125,400	Pioneer Drilling Co. @ 15.44	1,936

		15,845

	Producer Durables - Homebuilding - 1.0%
63,055	Desarrolladora Homex S.A. Development Corp. @ 32.81	2,069

	Producer Durables - Machinery - Construction - 1.8%
159,526	A.S.V., Inc. @ 23.04	3,675

	Producer Durables - Misc. - 1.9%
40,050	*Bucyrus International, Inc. @ 50.50	2,023
163,945	Turbochef Technologies, Inc. @ 11.12	1,823

		3,846

	Producer Durables Pollution & Environment - 0.9%
66,900	American Ecology Corp.@ 26.50	1,773

	Technology - Communication Technology - 5.2%
54,934	Audicodes Ltd. @ 10.90	599
83,200	Carrier Access Corp. @ 8.27	688
322,645	Glenayre Technologies, Inc. @ 2.64	852
112,800	Oplink Communications, Inc. @ 18.31	2,065
92,200	Redback Networks, Inc.@ 18.34	1,691
109,800	Sierra Wireless, Inc. @ 18.04	1,981
122,200	Stratex Networks, Inc. @ 3.39	414
70,579	*Talx Corp. @ 21.87	1,544
251,000	Zhone Technology, Inc. @ 2.04	512

		10,346

	Technology - Computer Services Software & Systems - 8.7%
149,700	Concur Technologies, Inc. @ 15.47	2,316
97,000	DealerTrack Holdings, Inc.@ 22.11	2,145
124,284	Jupitermedia Corp. @ 13.00	1,616
19,207	Merge Technologies, Inc. @ 12.31	236
27,600	MRO Software, Inc.@ 20.07	554
134,089	Online Resources, Inc. @ 10.34	1,386
152,591	Openwave Systems, Inc. @ 11.54	1,761
67,435	PDF Solutions, Inc. @ 12.41	837
83,555	Rightnow Technologies, Inc. @ 16.68	1,394
34,000	Retalix Ltd. @ 22.31	759
221,000	VASCO Data Security International, Inc. @ 8.35	1,845
2,100	Visicu, Inc.@ 17.65	37
110,100	Zoran Corp. @ 24.34	2,680

		17,566

	Technology - Computer Technology - 3.1%
138,700	Falconstor Software, Inc. @ 6.98	968
81,600	Neoware, Inc. @ 12.29	1,003
219,200	Trident Microsystems, Inc. @ 18.98	4,160

		6,131

See accompanying notes to financial statements.

OBERWEIS EMERGING GROWTH FUND

Portfolio of Investments (Unaudited) (cont’d.)

Shares		Company (Closing Price)	Value
		Technology - Electronics - 2.2%
52,700		*Daktronics, Inc. @ 28.87	$1,521
68,500		Optimal Group, Inc.@ 13.51	925
50,400		Supertex, Inc. @ 39.94	2,013

			4,459

		Technology - Electronics Semi-Conductors - 1.9%
123,400		Anadigics, Inc. @ 6.72	829
73,800		Ikanos Communications @ 15.19	1,121
66,703		Tessera Technologies, Inc. @ 27.50	1,834

			3,784

		Technology - Electronics Technology - 1.1%
118,000		Essex Corp. @ 18.42	2,174

		Total Common Stocks (Cost: $157,439,000)	$195,993

		CONVERTIBLE PREFERRED - 1.4%

		Technology - Internet Software & Systems - 1.4%
2,700	(a)	Think Partnership, Inc. @ 1,000.00	$2,700

		Total Convertible Preferred (Cost: $2,700,000)	$2,700

Units		Company (Closing Price)	Value
		WARRANTS - 0.0%

540,000	(a)	Think Partnership, Inc. ($2.50 expires 3-20-11)	$0

		Total Warrants (Cost: $0)	$0

		Total Investments - 99.8% (Cost: $160,139,000)	198,693
		Other Assets less Liablities 0.2%	451

		NET ASSETS - 100%	$199,144

Notes to Portfolio of Investments

Based on the cost of investments of $160,139,000 for federal income tax purposes at June 30, 2006, the aggregate gross unrealized appreciation was $53,338,000, the aggregate gross unrealized depreciation was $14,784,000 and the net unrealized appreciation of investments was $38,554,000.

*	Income producing security during the period ended June 30, 2006.
(a)	The following securities are subject to legal or contractual restrictions on sale. They were valued at cost on the date of acquisition and at fair value in accordance with procedures adopted by the board of trustees of the Trust as of June 30, 2006. The aggregate value of restricted securities was $2,700,000 or 1.4% of net assets at June 30, 2006.

Think Partnership Inc. Convertible Preferred 2,700 shares purchased in March, 2006 at a cost of $2,700,000.

Think Partnership Inc. Warrants 540,000 shares purchased in March, 2006 at a cost of $0.

See accompanying notes to financial statements.

OBERWEIS MICRO-CAP FUND

Portfolio of Investments (Unaudited)

June 30, 2006 (value in thousands)

Shares		Company (Closing Price)	Value
		COMMON STOCK - 97.7%

		Auto & Transport - Auto Parts - 0.3%
60,800		Hoku Scientific, Inc. @ 3.08	$187

		Consumer Discretionary - Commercial Information Service - 0.6%
68,400		*Traffix, Inc. @ 5.39	369

		Consumer Discretionary - Consumer Electronics - 2.0%
103,000		Planetout, Inc. @ 7.00	721
49,431		WebSideStory, Inc. @ 12.20	603

			1,324

		Consumer Discretionary - Leisure Time - 2.5%
65,015		*Aldila, Inc. @ 25.32	1,646

		Consumer Discretionary - Misc. - 7.2%
53,106		Barrett Business Services, Inc. @ 18.35	974
156,600		Home Solutions of America, Inc. @ 6.17	966
87,132		Kenexa Corp. @ 31.85	2,775

			4,715

		Consumer Discretionary - Retail - 1.9%
38,200		Gaiam, Inc. @ 14.02	536
41,800		Golf Galaxy, Inc. @ 13.45	562
14,700		US Home System, Inc. @ 9.61	141

			1,239

		Consumer Discretionary - Service Commercial - 4.4%
2,558		eDiets.com, Inc. @ 5.05	13
14,813		First Advantage Corp. @ 23.26	345
64,900		Rainmaker Systems, Inc. @ 5.42	352
90,000	(a)	Metretek Technologies, Inc.@ 17.18	1,546
47,500		*Thomas Group, Inc. @ 14.02	666

			2,922

		Consumer Discretionary - Wholesale - 2.3%
41,089		Central European Distribution Corp. @ 25.16	1,034
13,400		DXP Enterprises, Inc. @ 31.07	416
13,900		Infosonics Corp. @ 6.04	84

			1,534

		Consumer Staples - Foods - 2.4%
88,900		Medifast, Inc. @ 17.87	1,589

		Financial Services - Banks - 2.3%
17,900		Alliance Bankshares Corp.@ 16.40	294
18,100		Silver State Bancorp @ 22.40	405
18,900		Valley Bancorp, Inc. @ 44.55	842

			1,541

		Financial Services - Financial Data Product Services - 2.8%
156,029		Cybersource Corp. @ 11.70	1,826

		Financial Services - Information Services 1.3%
66,500		*Thestreet.com, Inc. @ 12.82	853

		Financial Services - Insurance - 1.1%
23,359		HealthExtras, Inc. @ 30.22	706

		Financial Services - Investment Management Companies - 0.8%
54,900		Services Acquisition Corp. International @ 9.90	544

		Financial Services - Misc - 1.1%
54,600		Electronic Clearing House, Inc. @ 13.46	735

		Health Care - Biotechnology - 0.6%
28,300		Omrix Biopharmaceuticals, Inc. @ 13.42	380

		Health Care - Drugs & Pharmaceuticals - 0.5%
39,799		Allion Healthcare, Inc. @ 8.69	346

		Health Care - Electronic Medical Systems - 4.3%
162,100		Criticare Systems, Inc. @ 3.98	645
38,300		Quality Systems, Inc. @ 36.82	1,410
40,522		Somanetics Corp. @ 19.10	774

			2,829

		Health Care - Management Services - 2.0%
52,489		Vital Images, Inc. @ 24.70	1,296

		Health Care - Medical & Dental - 3.6%
93,327		Alpha Pro Tech Ltd. @ 2.38	222
42,200		Intricon Corp. @ 5.00	211
31,700		Enpath Medical, Inc. @ 11.38	361
31,991		Palomar Medical Technologies, Inc. @ 45.63	1,460
20,106		Vascular Solutions, Inc. @ 7.90	159

			2,413

		Health Care - Misc. - 0.7%
73,800		A.D.A.M., INC. @ 6.22	459

		Materials & Products - Building Misc. - 0.8%
174,700		Advanced Enviromental Recycling Technologies, Inc.@ 3.15	550

		Medical Products - Engineering & Contracting Services - 0.4%
8,160		*VSE Corp. @ 29.77	243

See accompanying notes to financial statements.

OBERWEIS MICRO-CAP FUND

Portfolio of Investments (Unaudited) (cont’d.)

Shares	Company (Closing Price)	Value
	Other Energy - Oil Crude Producer - 6.4%
29,000	Arena Resources, Inc. @ 34.29	$994
20,490	Dawson Geophysical Co. @ 30.77	631
16,192	Edge Petroleum Corp. @ 19.98	324
49,000	GMX Resources, Inc. @ 30.92	1,515
69,590	TGC Industries, Inc. @ 10.74	747

		4,211

	Other Energy - Machine Oilwell Equipment - 2.0%
75,200	Allis Chalmers Energy, Inc. @ 13.59	1,022
14,700	T-3 Energy Services, Inc. @ 19.48	286

		1,308

	Other Energy - Misc. - 2.3%
108,400	ENGlobal Corp. @ 7.79	844
42,200	Flotek Industries, Inc. @ 15.55	656

		1,500

	Producer Durables - Control & Filter Devices - 0.5%
12,978	Hurco Companies, Inc. @ 25.69	333

	Producer Durables - Diversified Production - 0.6%
31,500	Astronics Corp. @ 13.38	421

	Producer Durables - Electronics - 4.4%
63,100	Aehr Test Systems @ 10.34	652
68,100	Aetrium, Inc. @ 4.54	309
48,900	Camtek Ltd.@ 5.91	289
95,794	I.D. Systems, Inc. @ 17.73	1,698

		2,948

	Producer Duables - Machinery Industrial - 1.0%
47,700	BTU International, Inc. @ 13.57	647

	Producer Durables - Metal Fabricating - 0.8%
28,200	*Graham Corp. @ 18.52	522

	Producer Durables - Misc. - 3.8%
22,002	*Dynamic Materials Corp. @ 33.73	742
121,600	Fuel Tech N.V. @ 12.10	1,471
61,400	Henry Bros Electronics, Inc. @ 5.05	310

		2,523

	Producer Durables - Office Furniture & Business Equipment - 0.7%
43,500	Transact Technologies, Inc. @ 10.30	448

	Producer Durables - Telecommunications - 0.6%
28,200	Numerex Corp.@ 7.15	202
6,700	Scopus Video Network Ltd. @ 5.78	39
19,600	Silicom Ltd.@ 7.02	138

		379

	Technology - Communication - 3.1%
59,800	Comarco, Inc.@ 9.99	597
46,300	Optelecom, Inc. @ 13.33	617
41,900	Radyne Corp. @ 11.38	477
59,000	Relm Wireles Corp. @ 6.22	367

		2,058

	Technology - Computer Service Software & System - 16.7%
109,900	*American Software, Inc. @ 6.72	739
121,500	Answerthink, Inc.@ 4.03	490
94,600	Bitstream, Inc. @ 4.70	445
127,700	Edgewater Technology, Inc. @ 6.94	886
9,600	Logility, Inc. @ 9.60	92
23,218	Merge Technologies, Inc. @ 12.31	286
77,231	Pacificnet, Inc. @ 7.33	566
148,570	Perficient, Inc. @ 12.36	1,837
157,060	Saba Software, Inc. @ 5.46	858
93,800	Sumtotal Systems, Inc. @ 6.27	588
10,768	SI International, Inc. @ 30.66	330
140,293	Youbet.com, Inc. @ 4.83	678
176,608	Vasco Data Security International, Inc. @ 8.35	1,475
72,000	Vocus, Inc.@ 14.25	1,026
68,100	Website Pros, Inc. @ 10.29	701

		10,997

	Technology - Computer Technology - 4.8%
281,596	ACE Communications Corp. @ 2.73	769
50,000	Avici Systems, Inc. @ 5.78	289
29,300	Aware, Inc. @ 5.68	166
38,000	Datalink Corp.@ 5.21	198
76,700	LanVision System, Inc. @ 5.15	395
32,000	Neoware Systems, Inc. @ 12.29	393
28,800	Peerless Systems, Inc. @ 5.13	148
208,000	VA Software Corp.@ 3.88	807

		3,165

	Technology - Electronics - 1.6%
40,400	Lasercard Corp.@ 13.09	529
31,300	Micronetics, Inc. @ 15.79	494

		1,023

See accompanying notes to financial statements.

OBERWEIS MICRO-CAP FUND

Portfolio of Investments (Unaudited) (cont’d.)

Shares		Company (Closing Price)	Value
		Technology - Electronics Semi-Conductors - 1.8%
96,200		Sirenza Microdevices, Inc. @ 12.14	$1,168

		Utilities - Utilites Telecommunications - 0.7%
209,200		Deltathree, Inc.@ 2.32	485

		Total Common Stocks (Cost $58,705,000)	$64,382

		CONVERTIBLE PREFERRED - 2.0%

		Technology - Internet Software & Systems
1,300	(a)	Think Partnership, Inc.	$1,300

		Total Convertible Preferred (Cost: $1,300,000)	$1,300

Units		Company (Closing Price)	Value
		WARRARNTS 0.0%

		Technology - Internet Software & Systems
260,000	(a)	Think Partnership, Inc. ($2.50, expires 03-20-11)	$—

		Total Warrants (Cost: $0)	$—

		Total Investments - 99.7% (Cost: $60,005,000)	65,682
		Other Assets less Liablities 0.3%	223

		NET ASSETS - 100%	$65,905

Notes to Portfolio of Investments

Based on the cost of investments of $60,005,000 for federal income tax purposes at June 30, 2006, the aggregate gross unrealized appreciation was $11,492,000, the aggregate gross unrealized depreciation was $5,815,000 and the net unrealized appreciation of investments was $5,677,000.

*	Income producing security during the period ended June 30, 2006.
(a)	The following securities are subject to legal or contractual restrictions on sale. They were valued at cost on the date of acquisition and at fair value in accordance with procedures adopted by the of trustees of the Trust as of June 30, 2006. The aggregate value of restricted securities was $2,846,000 or 4.3% of net assets at June 30, 2006.

Metretek Technology, Inc. 90,000 shares purchased in March, 2006 at a cost of $1,260,000.

Think Partnership Inc. Convertible Preferred 1,300 shares purchased in March, 2006 at a cost of $1,300,000.

Think Partnership Inc. Warrants 260,000 shares purchased in March, 2006 at a cost of $0.

See accompanying notes to financial statements.

OBERWEIS MID-CAP FUND

Portfolio of Investments (Unaudited)

June 30, 2006 (value in thousands)

Shares	Company (Closing Price)	Value
	COMMON STOCKS - 99.7%

	Auto & Transportation - Air Trasnportation - 0.8%
4,100	AAR Corp.@ 22.23	$91

	Consumer Discretionary - Advertising Agency - 6.7%
8,931	aQuantive, Inc. @ 25.33	226
6,000	Focus Media Hldg. Ltd. @ 65.16	391
10,481	ValueClick, Inc. @ 15.35	161

		778

	Consumer Discretionary - Casinos & Gambling - 0.4%
1,500	Shuffle Master, Inc. @ 32.78	49

	Consumer Discretionary - Commerical Information Service - 2.2%
3,100	Baidu.com, Inc. @ 82.53	256

	Consumer Discretionary - Leisure Time - 1.8%
5,400	Penn National Gaming, Inc. @ 38.78	209

	Consumer Discretionary - Radio & TV Broadcast - 1.8%
3,400	Central European Media Enterprises Ltd.@ 63.19	215

	Consumer Discretionary - Restaurants - 2.4%
4,148	Panera Bread Co. @ 67.24	279

	Consumer Discretionary - Retail - 1.6%
6,000	Volcom, Inc. @ 31.99	192

	Consumer Discretionary - Service Commercial - 3.1%
3,072	CRA International, Inc. @ 45.14	139
3,600	Nutri/System, Inc. @ 62.13	224

		363

	Consumer Discretionary - Wholesale - 1.6%
7,552	Central European Distribution Corp. @ 25.16	190

	Financial Services - Diverse Financial Services - 1.9%
5,761	Euronet Worldwide, Inc. @ 38.37	221

	Financial Services - Insurance - 2.1%
7,900	HealthExtras, Inc. @ 30.22	239

	Fiancial Services - Sec Brokerage Services - 1.8%
9,148	*OptionsXpress Holdings, Inc. @ 23.31	213

	Health Care - Biotech Research & Production - 1.9%
5,274	Arthrocare Corp. @ 42.01	221

	Health Care - Drugs & Pharmaceuticals - 4.0%
4,856	Adams Respiratory Therapeutics, Inc. @ 44.62	217
9,300	Aspreva Pharmaceuticals Corp. @ 27.14	252

		469

	Health Care - Electrical Medical Systems - 4.3%
2,391	Intuitive Surgical, Inc. @ 115.00	275
6,100	Quality Systems, Inc. @ 36.82	225

		500

	Health Care - Facilities - 3.8%
2,183	Healthways, Inc.@ 52.64	115
4,267	*Lca-vision, Inc. @ 52.91	226
3,900	Psychiatric Solutions, Inc. @ 28.66	112

		453

	Health Care - Management Services - 4.5%
7,800	Healthspring, Inc. @ 18.75	146
7,700	Wellcare Health Plans, Inc.@ 49.05	378

		524

	Health Care - Medical & Dental Instruments / Supplies - 4.9%
6,231	Cytyc Corp. @ 25.36	158
7,050	Immucor, Inc. @ 19.23	135
4,281	Kyphon, Inc. @ 38.36	164
2,536	Resmed, Inc. @ 46.95	119

		576

	Materials & Producers - Chemicals - 1.0%
2,300	*Newmarket Corp.@ 49.06	113

	Material Producer - Misc. Materials & Commodities - 3.0%
6,987	Ceradyne, Inc. @ 49.49	346

	Other Energy - Machine Oilwell - 10.9%
4,700	Complete Production Servies, Inc.@ 23.64	111
3,400	Dril-Quip, Inc. @ 82.44	280
2,900	*Helmerich & Payne, Inc. @ 60.26	175
1,933	Hydril Co. @ 78.52	152
8,000	Oceaneering International, Inc. @ 45.85	367
5,100	*Rowan Companies, Inc. @ 35.59	181

		1,266

	Other Energy - Misc. - 1.6%
3,600	Veritas DGC, Inc. @ 51.58	186

	Other Energy - Crude Oil Producer - 1.8%
3,471	Ultra Petroleum Corp. @ 59.27	206

	Other Energy - Offshore Drilling - 1.5%
5,100	Hercules Offshore, Inc. @ 35.00	179

See accompanying notes to financial statements.

OBERWEIS MID-CAP FUND

Portfolio of Investments (Unaudited) (cont’d.)

Shares	Company (Closing Price)	Value
	Producer Durables - Machinery - Construction - 2.8%
3,500	Astec Industries, Inc. @ 34.12	$119
8,868	A.S.V., Inc. @ 23.04	204

		323

	Producer Durables - Misc. - 1.6%
8,300	BE Areospace, Inc. @ 22.86	190

	Technology - Communication Technology - 5.8%
4,600	Atheros Communications, Inc.@ 19.05	88
9,200	Foundry Networks, Inc. @ 10.66	98
10,956	J2 Global Communications, Inc. @ 31.22	342
8,200	Redback Networks, Inc.@ 18.34	150

		678

	Technology - Computer Service Software & Systems - 6.6%
6,885	Akamai Technologies, Inc. @ 36.19	249
5,400	Dealertrack, Inc. @ 22.11	119
11,700	Nuance, Inc. @ 10.06	118
6,556	Openwave Systems, Inc. @ 11.54	76
8,600	Zoran Corp. @ 24.34	209

		771

	Technology - Computer Technology - 1.7%
10,228	Trident Microsystems, Inc. @ 18.98	194

	Technology - Electronics - 1.4%
13,700	Aeroflex, Inc. @ 11.67	160

	Technology - Electronics Semi-Conductors - 7.3%
5,500	Hittite Microwave Corp. @ 36.16	199
8,500	*Intersil Corp. @ 23.25	198
4,800	Omnivision Technology, Inc. @ 21.12	101
11,000	PMC Sierra, Inc.@ 9.40	103
4,000	SunTech Power Holdings Co. Ltd.@ 28.25	113
4,100	Sift Technology Hldgs, Inc. @ 32.22	132

		846

	Utilities - Utilities Telecommunications 1.1%
3,700	NeuStar, Inc. @ 33.75	125

	Total Common Stocks (Cost $10,240,000)	$11,621

	Total Investments - 99.7% (Cost: $10,240,000)	11,621
	Other Assets less Liabilities - 0.3%	36

	NET ASSETS - 100.0%	$11,657

Notes to Portfolio of Investments

Based on the cost of investments of $10,240,000 for federal income tax purposes at June 30, 2006, the aggregate gross unrealized appreciation was $1,941,000, the aggregate gross unrealized depreciation was $560,000 and the net unrealized appreciation of investments was $1,381,000.

*	Income producing security during the period ended June 30, 2006.

See accompanying notes to financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Portfolio of Investments (Unaudited)

June 30, 2006 (value in thousands)

Shares		Company (Closing Price)	Value
		COMMON STOCKS - 93.9%

		Hong Kong - 56.4%
		Basic Materials - Agriculture Chemicals - 3.3%
10,525,500		*Century Sunshine Ecological Technology Holdings Ltd. @ 0.5085	$5,353
11,803,000		*KO YO Ecological Agrotec Ltd.@ 0.1004	1,185

			6,538

		Basic Materials - Chemicals - Others - 0.2%
154,000		*Kingboard Chemicals Holdings Ltd. @ 2.8195	434

		Basic Materials - Gold Mining - 0.7%
2,767,600		*Zijin Mining Group Co. Ltd. @ 0.4989	1,381

		Basic Materials - Paper & Related Products - 6.4%
3,945,400		Lee & Man Paper Manufacturing Ltd. @ 1.4612	5,765
8,312,200		Nine Dragons Paper Holdings Ltd.@ 0.8111	6,742

			12,507

		Communications - Advertisting Sales - 0.1%
120,000		Clear Media Ltd. @1.1587	139

		Consumer Cyclical - Airlines - 0.4%
2,084,000		*Air China Ltd. @ 0.4184	872

		Consumer Cyclical - Apparel Manufactures - 1.4%
1,670,900		*Ports Design Limited @ 1.6093	2,689

		Consumer Cyclical - Auto/Truck Parts & Equipment -Orig - 1.1%
2,904,000		*Minth Group Ltd. @ 0.7596	2,206

		Consumer Cyclical - Distribution / Wholesale - 1.0%
930,500		*Li & Fung, Ltd. @ 2.021	1,881

		Consumer Cyclical - Footwear & Related Apparel - 1.5%
4,647,000		*Prime Success International Group Ltd. @ 0.6276	2,916

		Consumer Cyclical - Hotels/Motels - 0.3%
302,200		*Shangrai-La Asia Ltd.@ 1.9247	582

		Consumer Cyclical - Leisure & Recreational Products - 1.8%
3,608,500		*Li Ning Co. Ltd. @ 0.9784	3,531

		Consumer Cyclical - Misc Manufacturer - 1.3%
5,268,700		*Peace Mark Holdings Ltd. @ 0.4731	2,493

		Consumer Cyclical - Retail - Hypermarkets - 1.0%
560,900		*Wumart Stores, Inc. @ 3.4439	1,932

		Consumer Cyclical - Retail - Major Department Stores - 1.1%
1,142,600		*Lifestlye International Holdings Ltd. @ 1.828	2,089

		Consumer Cyclical - Retail - Regional Department Stores - 1.0%
3,610,100		Golden Eagle Retail Group Ltd. @ 0.5214	1,882

		Consumer Cyclical - Textile Products - 1.7%
2,562,300		*Weiqiao Textile Co. Ltd. @ 1.2810	3,282

		Consumer Non-Cyclical - Agriculture Operations - 0.3%
1,027,700		Chaoda Modern Agricuture HI@ 0.6244	642

		Consumer Non-Cyclical - Feminine Health Care Products - 0.4%
449,700		*Hengan International Group @ 1.6286	732

		Consumer Non-Cyclical - Food -Dairy Products- 0.6%
992,200	†	*China Mengniu Dairy Co. @ 1.2552	1,245

		Consumer Non-Cyclical - Food- Misc / Diversified - 3.7%
2,509,000		*China Yurun Food Group Ltd. @ 0.7596	1,906
3,236,400		*Fu Ji Food & Catering Services Holdings Ltd@ 1.6479	5,333

			7,239

		Consumer Non-Cyclical - Food-Wholesale / Distribution - 0.4%
7,213,000		*Heng Tai Consumables Group Ltd. @ 0.1197	864

		Consumer Non-Cyclical - Medical Instruments - 2.0%
13,298,500		Golden Meditech Co., Ltd. @ 0.2961	3,938

		Consumer Non-Cyclical - Printing-Commercial - 1.8%
3,641,200		*Vision Grande Group Holdings Ltd. @ 0.9656	3,516

See accompanying notes to financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Portfolio of Investments (Unaudited) (cont’d)

Shares	Company (Closing Price)	Value
	Consumer Non-Cyclical - Protection Sadety - 1.3%
6,702,800	*GST Holdings Ltd. @ 0.3766	$2,524

	Consumer Non-Cyclical - Public Thoroughfares - 0.8%
1,527,200	*Anhui Expressway Co., Ltd. @ 0.7467	1,140
621,200	Hopewell Highway Infrastructure Ltd.@ 0.7531	468

		1,608

	Consumer Non-Cyclical - Sugar - 0.5%
1,651,100	Xiwang Sugar Holdings Company Ltd. @ 0.5826	962

	Energy - Oil Field Services - 1.1%
4,419,200	*China Oilfield Services Ltd. @ 0.5085	2,247

	Energy - Pipelines - 1.3%
16,432,400	China Gas Holdings Ltd. @ 0.1584	2,602

	Financials - Finance - Other Services - 0.8%
233,600	*Hong Kong Exchanges & Clearing @ 6.4307	1,502

	Financials - Real Estate Operations / Development - 5.1%
1,069,300	*Guangzhou R&F Properties Co., Ltd. @ 4.6348	4,956
2,402,700	*Hopson Development Holdings Ltd. @ 2.0599	4,949

		9,905

	Industrial - Building & Construction Products-Misc. - 0.7%
4,359,700	*China National Building Material Co. @ 0.3315	1,445

	Industrial - Electronic Components- Misc. - 1.8%
2,120,000	AAC Acoustic Technology Hldgs, Inc. @ 0.8948	1,897
1,262,600	*Truly International Holdings Ltd. @ 1.3132	1,658

		3,555

	Industrial - Machinery - Construction & Mining - 2.6%
8,748,700	China Infrastructure Machinery Hldgs @ 0.5858	5,125

	Industrial - Machinery - General Industrial 0.2%
1,302,000	*Shanghai Electric Group Co., Ltd @ 0.3476	453

	Industrial - Metal Processors & Fabrication - 1.6%
3,403,600	*Jiangxi Copper Co. Ltd. @ 0.9270 $	3,155

	Industrial - Power Conversion / Supply Equipment - 4.0%
2,207,300	*Dongfang Electrical Machinery Ltd. @ 1.8925	4,177
3,021,500	*Harbin Power Equipment Co. Ltd. @ 1.1909	3,598

		7,775

	Technology - Computers-Peripher Equipment - 0.2%
474,900	*TPV Technology @ 0.9463	449

	Technology - Enterprise Software / Services - 0.2%
3,360,000	*Chinasoft International Ltd. @ 0.1378	463

	Utilities - Gas-Distribution - 0.7%
1,414,100	*Xinao Gas Holdings Ltd. @ 0.9527	1,347

	Singapore - 13.6%
	Communications - Wireless Equipment - 1.5%
5,937,000	*Longcheer Holdings Ltd. @ 0.5088	3,021

	Consumer Cyclical - Hotels/Motels - 1.2%
3,949,900	Banyon Tree Holdings Ltd. @ 0.5878	2,322

	Consumer Cyclical - Retail-Apparel/ Shoes - 1.2%
6,273,300	Hongguo International Holdings Ltd. @ 0.3666	2,300

	Consumer Non-Cyclical - Agriculture Bio-Tech - 1.4%
6,137,000	*China Sun Bio-Chem Technology Group Co.@ 0.4424	2,715

	Consumer Non-Cyclical - Food-Misc./ Diversified - 0.2%
1,225,300	QAF Limited @ 0.3476	426

	Consumer Non-Cyclical - Schools - 3.1%
3,963,100	*Raffles Education Corp. Ltd. @ 1.5295	6,062

	Industrial - Engineering/R&D Services - 0.0%
146,400	Advanced Holdings, Ltd. @ 0.3824	56

	Industrial - Transport-Marine - 2.8%
3,976,800	*Ezra Holdings Ltd. @ 1.3968	5,555

	Industrial - Water Treatment Systems - 2.2%
6,257,220	*Bio- Treat Technology Ltd. @ 0.6763	4,232

	United States - 23.9%
	Communications - Advertising Sales - 4.8%
144,600	Focus Media Holdings Ltd. ADR @ 65.1600	9,422

See accompanying notes to financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Portfolio of Investments (Unaudited) (cont’d)

Shares	Company (Closing Price)	Value
	Communications - E-Commerce / Services - 2.0%
52,700	*Ctrip.com International Ltd. ADR @ 51.0500	$2,690
73,700	GMarket, Inc. ADR @ 15.3700	1,133

		3,823

	Communications - Internet Content Information - 5.6%
133,600	Baidu.com, Inc. @ 82.5300	11,026

	Communications - Web Portals / ISP - 3.9%
182,000	Netease.com, Inc. @ 22.33	4,064
96,700	Sohu.com, Inc. @ 25.7900	2,494
55,200	Tom On-Line, Inc. ADR @ 19.3000	1,065

		7,623

	Communications - Wireless Equipment - 1.3
172,400	China Techfaith Wireless @ 14.7700	2,546

	Consumer Non-Cyclical Agriculture Bio-Tech - 1.5%
210,200	Origin Agritech Ltd. @ 14.3400	3,014

	Energy - Energy-Alternative Sources - 1.7%
117,700	Suntech Power Holdings Co., Ltd. ADR @ 28.2500	3,325

	Technology - Computer Services - 0.5%
129,700	PacificNet, Inc. @ 7.3300	951

	Technology - Electronic Design Auto - 1.8%
324,200	Comtech Group, Inc. @ 11.1300	3,608

	Technology - Semiconductors Compo-Intg. Circ. 0.8%
152,900	Himax Techonlogies, Inc. @ 5.7200	875
128,655	Siliconware Precision Industries Co. @ 5.9800	769

		1,644

	Total Common Stocks (Cost: $178,487,000)	$184,318

Face Amount	Company (Closing Price)	Value
	COMMERICAL PAPER - 5.2%

$6,900,000	American Express 5.25%, due 07/06/06	$6,900
3,300,000	Americal General Finance 5.12%, due 07/05/2006	3,300

	Total Commerical Paper (Cost: $10,200,000)	$10,200

	Total Investments - 99.1% (Cost: $188,687,000)	194,518
	Other Assets less Liabilities - 0.9%	1,843

	NET ASSETS - 100%	$196,361

Notes to Portfolio of Investments

Based on the cost of investments of $188,687,000 for federal income tax purposes at June 30, 2006, the aggregate gross unrealized appreciation was $16,174,000, the aggregate gross unrealized depreciation was $10,343,000 and the net unrealized appreciation of investments was $5,831,000.

†	Fair Valued Security
*	Income producing security during the period ended June 30, 2006.

ADR American Depositary Receipt

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statement of Assets and Liabilities (Unaudited)

June 30, 2006 (in thousands, except pricing of shares)

	Emerging Growth Fund	Micro-Cap Fund	Mid-Cap Fund	China Opportunities Fund
Assets:
Investment securities at value (Cost: $160,139, $60,005, $ 10,240 and $188,687 respectively)	$198,693	$65,682	$11,621	$194,518
Cash	—	—	—	42
Receivable from fund shares sold	859	1	21	1,191
Receivable from securities sold	1,511	1,959	154	4,843
Dividends and interest receivable	13	4	—	181
Prepaid expenses	45	16	12	48

Total Assets	201,121	67,662	11,808	200,823

Liabilities:
Payable to custodian bank	134	1,007	107	—
Payable for fund shares redeemed	89	397	14	124
Payable for securities purchased	1,483	214	2	4,005
Payable to advisor (see note 2)	128	56	8	200
Payable to distributor	40	14	2	40
Accrued expenses	103	69	18	93

Total Liabilities	1,977	1,757	151	4,462

Net Assets	$199,144	$65,905	$11,657	$196,361

Analysis of net assets:
Capital	$149,490	$51,047	$10,829	$196,984
Undistributed net investment income (loss)	(1,227)	(490)	(100)	674
Undistributed net realized gains (losses) on investment and foreign currency transactions	12,327	9,671	(453)	(7,128)
Net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies.	38,554	5,677	1,381	5,831

Net Assets	$199,144	$65,905	$11,657	$196,361

The Pricing of Shares:
Net asset value and offering price per share
Emerging Growth Fund:
($199,143,984 divided by 7,398,843 shares outstanding)	$26.92

Micro-Cap Fund:
($65,905,111 divided by 4,031,575 shares outstanding)		$16.35

Mid-Cap Fund:
($11,656,947 divided by 856,870 shares outstanding)			$13.60

China Opportunities Fund:
($196,360,872 divided by 13,209,517 shares outstanding)				$14.87

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statement of Operations (Unaudited)

Six Months Ended June 30, 2006 (in thousands)

	Emerging Growth Fund	Micro-Cap Fund	Mid-Cap Fund	China Opportunities Fund
Investment Income:
Interest	$130	$57	$—	$295
Dividends	62	104	5	1,542

Total Income	192	161	5	1,837

Expenses:
Investment advisory fees	429	242	22	718
Management fees	417	162	22	—
Distribution and shareholder service fees (see note 2)	261	101	14	144
Transfer agent fees and expenses	117	63	14	97
Professional fees	47	13	3	22
Custodian fees and expenses	61	38	25	148
Shareholder reports	38	14	2	13
Federal and state registration fees	24	12	8	23
Insurance	16	5	1	—
Trustees’ fees	12	3	1	4
Other	3	1	—	—

Total expenses before reimbursed expenses	1,425	654	112	1,169
Earnings credit (see note 2)	(6)	(3)	(7)	(6)
Expenses reimbursed (see note 2)	—	—	—	—

Total Expenses	1,419	651	105	1,163

Net Investment Income (Loss)	(1,227)	(490)	(100)	674

Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	8,511	8,667	914	(7,172)
Net realized gains (losses) on foreign currency transactions	—	—	—	58

Net realized gains (losses) on investment and foreign currency transactions	8,511	8,667	914	(7,114)
Increase (decrease) in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(8,744)	(12,437)	(180)	5,276

Net realized/unrealized gains (losses) on investments and foreign currencies	(233)	(3,770)	734	(1,838)

Net increase (decrease) in net assets resulting from operations	$(1,460)	$(4,260)	$634	$(1,164)

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (in thousands)

	Emerging Growth Fund
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From Operations:
Net investment loss	$(1,227)	$(2,084)
Net realized gains on investments	8,511	11,809
Decrease in net unrealized appreciation of investments	(8,744)	(5,371)

Net increase (decrease) in net assets resulting from operations	(1,460)	4,354

From Distributions:
Distributions from net realized gains on investments	—	(11,084)

From Capital Share Transactions:
Proceeds from sale of shares	51,250	55,337
Proceeds from reinvestment of distributions	—	10,521
Redemption of shares	(34,625)	(50,763)

Net increase from capital share transactions	16,625	15,095

Total increase in net assets	15,165	8,365
Net Assets:
Beginning of period	183,979	175,614

End of period	$199,144	$183,979

Accumulated Net Investment Loss	$(1,227)	$—

Transactions in Shares:
Shares sold	1,775	2,071
Shares issued in reinvestment of dividends	—	392
Less shares redeemed	(1,202)	(1,924)

Net increase from capital share transactions	573	539

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (in thousands)

	Micro-Cap Fund
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From Operations:
Net investment loss	$(490)	$(500)
Net realized gains on investments	8,667	4,865
Increase (decrease) in net unrealized appreciation of investments	(12,437)	1,558

Net increase (decrease) in net assets resulting from operations	(4,260)	5,923

From Distributions:
Distributions from net realized gains on investments	—	(6,356)

From Capital Share Transactions:
Proceeds from sale of shares	20,900	27,620
Proceeds from reinvestment of distributions	—	6,110
Redemption of shares	(19,090)	(11,618)

Net increase from capital share transactions	1,810	22,112

Total increase (decrease) in net assets	(2,450)	21,679

Net Assets:
Beginning of period	68,355	46,676

End of period	$65,905	$68,355

Accumulated Net Investment Loss	$(490)	$—

Transactions in Shares:
Shares sold	1,142	1,598
Shares issued in reinvestment of dividends	—	370
Less shares redeemed	(1,060)	(686)

Net increase from capital share transactions	82	1,282

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (in thousands)

	Mid-Cap Fund
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
From Operations:
Net investment loss	$(100)	$(169)
Net realized gains on investments	914	998
Decrease in net unrealized appreciation of investments	(180)	(487)

Net increase in net assets resulting from operations	634	342

From Capital Share Transactions:
Proceeds from sale of shares	3,909	776
Redemption of shares	(1,659)	(2,771)

Net increase (decrease) from capital share transactions	2,250	(1,995)

Total increase (decrease) in net assets	2,884	(1,653)

Net Assets:
Beginning of period	8,773	10,426

End of period	$11,657	$8,773

Accumulated Net Investment Loss	$(100)	$—

Transactions in Shares:
Shares sold	278	67
Less shares redeemed	(121)	(239)

Net increase (decrease) from capital share transactions	157	(172)

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (in thousands)

	China Opportunities Fund
	Six Months Ended June 30, 2006 (Unaudited)	Period Ended December 31, 2005*
From Operations:
Net investment income (loss)	$674	$(17)
Net realized losses on investment and foreign currency transactions	(7,114)	(14)
Increase in net unrealized appreciation of investments and translation of assets and liablities denominated in foreign currencies	5,276	555

Net increase (decrease) in net assets resulting from operations	(1,164)	524

From Capital Share Transactions:
Proceeds from sale of shares	280,247	6,977
Redemption of shares	(90,193)	(30)

Net increase from capital share transactions	190,054	6,947

Total increase in net assets	188,890	7,471

Net Assets:
Beginning of period	7,471	—

End of period	$196,361	$7,471

Accumulated Net Investment Income (Loss)	$674	$—

Transactions in Shares:
Shares sold	18,604	696
Less shares redeemed	(6,087)	(3)

Net increase from capital share transactions	12,517	693

*	For the period from October 1, 2005 (commencement of operations) through December 31, 2005.

See accompanying notes to financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2006

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of four Funds: the Oberweis Emerging Growth Fund, the Oberweis Micro-Cap Fund, the Oberweis Mid-Cap Fund, and the Oberweis China Opportunities Fund (collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (NYSE) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.

The Oberweis China Opportunities Fund holds foreign equity securities. Foreign securities at fair value are described in the circumstances below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is each Fund’s policy and intention to comply with the provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. The tax character of distributions paid during the fiscal year ended December 31, 2005, to shareholders of record on November 10, 2005, were as follows (amounts in thousands):

	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Total Distributions Paid
Emerging Growth Fund	$—	$11,084	$11,084
Micro-Cap Fund	—	6,356	6,356

No distributions were required for the Mid-Cap Fund and China Opportunities Fund. The Funds designated the following amounts as long-term capital gain distributions.

Amount
Emerging Growth Fund	$11,084
Micro-Cap Fund	6,356

The tax character of distributions paid during the fiscal year ended December 31, 2004, to shareholders of record on November 11, 2004, were as follows (amounts in thousands):

	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Total Distributions Paid
Emerging Growth Fund	$0	$4,683	$4,683
Micro-Cap Fund	0	13,764	13,764

No distributions were required for the Mid-Cap Fund. The Funds designate the following amounts as long-term capital gain distributions. The amounts designated may not agree with the long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares (amounts in thousands):

Amount
Emerging Growth Fund	$8,565
Micro-Cap Fund	16,410

The tax components of undistributed net investment income and net realized gains at December 31, 2005 were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains
Emerging Growth Fund	$—	$3,833
Micro-Cap Fund	—	1,008

As of December 31, 2005, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations (amounts in thousands):

	2010	2011	2013
Mid-Cap Fund	$658	$709	$0
China Opportunities Fund	0	0	3

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2005, the China Opportunities Fund deferred to January 1, 2006 post-October capital losses of $11,000.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2.	Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“Oberweis Securities”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. For investment advisory services, the Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50 million. The Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the period ended June 30, 2006, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund, incurred investment advisory fees totaling $429,000, $242,000, and $22,000, respectively. For the period ended June 30, 2006, the China Opportunities Fund incurred investment advisory and management fees totaling $718,000.

Management agreement. For management services and facilities furnished, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2006, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund incurred management fees totaling $417,000, $162,000 and $22,000, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Fund’s average daily net assets. For the period ended June 30, 2006 OAM has not reimbursed the Funds.

Officers and trustees. Certain officers or trustees of the Trust are also officers or directors of OAM and Oberweis Securities. During the period ended June 30, 2006, the Trust made no direct payments to its officers and paid $12,000 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder services agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2006, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and China Opportunities Fund incurred distribution fees totaling $261,000, $101,000, $14,000, and $144,000, respectively.

Affiliated Commissions. For the period ended June 30, 2006, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and China Opportunities Fund did not execute any security transactions through Oberweis Securities and therefore did not pay commissions to Oberweis Securities.

3.	Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2006, other than options written and money market investments, aggregated $88,071,000 and $73,997,000, respectively, for the Emerging Growth Fund, $52,359,000 and $47,000,000, respectively, for the Micro-Cap Fund, $7,956,000 and $5,740,000, respectively, for the Mid-Cap Fund, and $226,821,000 and $47,966,000, respectively, for the China Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2006.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2006.

4.	Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund. The redemption fee applies only to shares acquired on or after January 1, 2004 and do not apply to exchanges. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and China Opportunities Fund were $15,000, $41,000, $3,000 and $1,346,000, respectively, for the period ended June 30, 2006, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5.	Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2006, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, and China Opportunities Fund received credits of $6,000, $3,000, $7,000 and $6,000, respectively. During the period ended June 30, 2006, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund and the China Opportunities Fund incurred interest charges of $12,000, $9,000, $0 and $6,000, respectively, which is included in custodian fees and expenses in the statement of operations.

6.	New Accounting Pronouncement:

FASB Interpretation No. 48 was issued by The Financial Standards Accounting Board in July, 2006. This interpretation, effective for fiscal years beginning after December 15, 2006, clarifies the accounting for uncertainty in income taxes recognized in financial statements in accordance with FASB statement No. 109, Accounting for Income Taxes. Fund management is not in a position at this time to determine or estimate the significance on the financial statements of the funds.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Six Months Ended June 30, 2006 (Unaudited)		Years ended December 31,
			2005	2004	2003	2002
Net asset value at beginning of period	$26.95		$27.93	$27.05	$16.13	$21.29
Income (loss) from investment operations:
Net investment loss(a)	(.17)		(.33)	(.36)	(.27)	(.26)
Net realized and unrealized gain (loss) on investments	.14		1.09	1.99	11.19	(4.90)

Total from investment operations	(.03)		.76	1.63	10.92	(5.16)
Redemption Fees	—		—	.01	—	—
Less distributions:
Distribution from net realized gains on investments	—		(1.74)	(.76)	—	—

Net asset value at end of period	$26.92		$26.95	$27.93	$27.05	$16.13

Total Return (%)	(.11	)(c)	2.74	6.3	67.7	(24.2)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$198,374		$183,979	$175,614	$242,695	$61,292
Ratio of expenses to average net assets (%)	1.36	(b)	1.42	1.44	1.37	1.57
Ratio of net investment loss to average net assets (%)	(1.18	)(b)	(1.26)	(1.38)	(1.18)	(1.48)
Portfolio turnover rate (%)	73	(b)	75	55	56	66
Average commission rate paid	$.0173		$.0176	$.0199	$.0206	$.0265

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.
(b)	Annualized.
(c)	Not annualized.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period is as follows:

	Micro-Cap Fund
	Six Months Ended June 30, 2006 (Unaudited)		Years ended December 31,
			2005	2004	2003	2002
Net asset value at beginning of period	$17.31		$17.50	$26.26	$13.86	$16.77
Income (loss) from investment operations:
Net investment loss(a)	(.11)		(.18)	(.36)	(.31)	(.24)
Net realized and unrealized gain (loss) on investments	(.86)		2.29	(.54)	15.36	(2.67)

Total from investment operations	(.97)		2.11	(.90)	15.05	(2.91)
Redemption Fees	.01		.01	.04	.05	—
Less distributions:
Distribution from net realized gains on investments	—		(2.31)	(7.90)	(2.70)	—

Net asset value at end of period	$16.35		$17.31	$17.50	$26.26	$13.86

Total Return (%)	(5.55	)(c)	12.72	2.2	108.9	(17.3)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$66,301		$68,355	$46,676	$99,546	$21,978
Ratio of expenses to average net assets (%)	1.61	(b)	1.70	1.70	1.60	1.93
Ratio of net investment loss to average net assets (%)	(1.21	)(b)	(1.08)	(1.54)	(1.47)	(1.64)
Portfolio turnover rate (%)	122	(b)	76	58	87	81
Average commission rate paid	$.0167		$.0171	$.0195	$.0200	$.0256

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.
(b)	Annualized.
(c)	Not annualized.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period is as follows:

	Mid-Cap Fund
	Six Months Ended June 30, 2006 (Unaudited)		Years ended December 31,
			2005	2004	2003	2002
Net asset value at beginning of period	$12.53		$11.95	$11.37	$7.29	$10.83
Income (loss) from investment operations:
Net investment loss(a)	(.12)		(.22)	(.17)	(.18)	(.17)
Net realized and unrealized gain (loss) on investments	1.19		.80	.74	4.25	(3.37)

Total from investment operations	1.07		.58	.57	4.07	(3.54)
Redemption Fees	—		—	.01	.01	—
Less distributions:
Distribution from net realized gains on investments	—		—	—	—	—

Net asset value at end of period	$13.60		$12.53	$11.95	$11.37	$7.29

Total Return (%)	8.54	(d)	4.85	5.1	56.0	(32.7)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$11,650		$8,773	$10,426	$10,820	$4,370
Ratio of expenses to average net assets (%)	1.88	(c)	2.00 (b)	1.96	2.00 (b)	2.00 (b)
Ratio of net investment loss to average net assets (%)	(1.79	)(c)	(1.90)	(1.52)	(1.91)	(1.91)
Portfolio turnover rate (%)	107	(c)	119	86	29	66
Average commission rate paid	$.0174		$.0168	$.0196	$.0200	$.0256

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.
(b)	Net of expense reimbursement from related parties. The expense ratios would have been 2.14%, 2.31%, and 2.66% for 2005, 2003, and 2002 respectively, before expense reimbursement and earnings credits.
(c)	Annualized.
(d)	Not annualized.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period is as follows:

	China Opportunities Fund
	Six Months Ended June 30, 2006 (Unaudited)		Period ended December 31, 2005(a)
Net asset value at beginning of period	$10.78		$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	.09		(.03)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	3.90	(c)	.81

Total from investment operations	3.99		.78
Redemption Fees	.10		—
Less distributions:
Distribution from net realized gains on investments	—		—

Net asset value at end of period	$14.87		$10.78

Total Return (%)	37.94	(e)	7.80
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$195,294		$7,471
Ratio of expenses to average net assets (%)	2.02	(d)	2.49	(c)
Ratio of net investment loss to average net assets (%)	(1.17	)(d)	(1.34)
Portfolio turnover rate (%)	94	(d)	14	(f)
Average commission rate paid	$.0021		$.0011

Notes:

(a)	For the period from October 1, 2005 (commencement of operations) through December 31, 2005.
(b)	The net investment income (loss) per share data was determined using average shares outstanding during the period.
(c)	Net of expense reimbursement from related parties. The expense ratio would have been 4.57%, for 2005, before expense reimbursement and earnings credits.
(d)	Annualized.
(e)	Not annualized.

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, and China Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE OBERWEIS FUNDS

Supplemental Information (cont’d.)

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expense Paid During Period* 1/1/06-6/30/06	Expense Ratio During Period 1/1/06-6/30/06
Emerging Growth Fund
Actual	$1,000	$999	$7	1.36%
Hypothetical (5% return before expenses)	$1,000	$1,018	$7	1.36%

Micro-Cap Fund
Actual	$1,000	$945	$8	1.61%
Hypothetical (5% return before expenses)	$1,000	$1,017	$8	1.61%

Mid-Cap Fund
Actual	$1,000	$1,085	$10	1.88%
Hypothetical (5% return before expenses)	$1,000	$1,015	$9	1.88%

China Opportunities Fund
Actual	$1,000	$1,379	$12	2.02%
Hypothetical (5% return before expenses)	$1,000	$1,015	$10	2.02%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 09/05/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 09/05/2006

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer,
The Oberweis Funds

Date 09/05/2006

/*/	Print the name and title of each signing officer under his or her signature.